RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

18.	RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of consultants and the costs of all charges are based on the fees set in the Agreement. For the three and six months ended June 30, 2026, the Company incurred fees of $182,993 (2025 - $85,395) and $282,570 (2025 - $165,345) respectively. As at June 30, 2026, the Company was indebted to this company in the amount of $50,056 (2025 - $nil).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement. For the three and six months ended June 30, 2026, the Company incurred fees of $291,842 (2025 - $310,192) and $447,035 (2025 - $414,419) respectively. As at June 30, 2026, the Company was indebted to this company in the amount of $nil (2025 - $nil).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. On May 2, 2022, the Company and entered into an agreement with Scott Larson, a director, to provide executive consulting services to the Company and all fees are set in the consulting agreement. For the three and six months ended June 30, 2026, the Company incurred fees of $nil (2025 - $36,597) and $61,666 (2025 - $39,458). As at June 30, 2026, the Company was indebted to this company in the amount of $nil (2024 - $9,000). As of January 19, 2026 the contract for consulting services was terminated and as of June 2, 2026 Scott stepped down as a director of Draganfly.

For the three and six months ended June, 2026 and 2025 salary and commissions were paid to family members of key management. In addition, during 2025, one family member was paid as a contractor prior to becoming an employee. The amounts paid were $76,795 and $235,672 (2025 - $19,053).

Trade receivables/payables and accrued receivables/payables:

As at June 30, 2026, the Company had $202,773 (2025 - $80,212) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2026 and 2025 included:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Director fees	$152,717	$139,187	$272,215	$271,838
Salaries	472,432	237,746	844,340	455,256
Share-based payments	4,334,263	205,363	4,484,623	399,563
	$4,959,412	$582,296	$5,601,178	$1,126,657

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

18.	RELATED PARTY TRANSACTIONS (CONT’D)

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Management fees paid to a company controlled by CEO and director	$291,842	$85,395	$447,035	$178,679
Management fees paid to a company that the CEO holds an economic interest in	182,993	306,425	282,570	410,651
Salary and commission paid to family of key management	82,082	69,944	158,877	121,592
Management fees paid to a company controlled by a director	-	36,597	61,666	39,458
	$556,917	$498,361	$950,148	$750,380